Consolidated portfolio of investments—July 31, 2026 (unaudited)
Consolidated portfolio of investments

	Shares	Value
Common stocks: 29.93%
Communication services: 1.50%
Entertainment: 0.36%
Netflix, Inc.†	12,555	$900,319
TKO Group Holdings, Inc. Class A	3,661	665,607
		1,565,926
Interactive media & services: 0.98%
Alphabet, Inc. Class A	12,079	4,301,694
Media: 0.16%
Fox Corp. Class A	11,700	681,291
Consumer discretionary: 1.48%
Broadline retail: 0.67%
Amazon.com, Inc.†	10,801	2,933,335
Household durables: 0.41%
PulteGroup, Inc.	8,276	1,046,666
Somnigroup International, Inc.	11,213	732,545
		1,779,211
Specialty retail: 0.20%
Carvana Co. Class A†	3,787	236,157
Ulta Beauty, Inc.†	1,197	613,858
		850,015
Textiles, apparel & luxury goods: 0.20%
Deckers Outdoor Corp.†	9,194	890,715
Consumer staples: 0.90%
Beverages: 0.52%
Keurig Dr Pepper, Inc.	36,806	1,145,403
Monster Beverage Corp.†	11,533	1,111,550
		2,256,953
Consumer staples distribution & retail: 0.38%
Costco Wholesale Corp.	1,002	953,794
Dollar General Corp.	5,663	719,484
		1,673,278
Energy: 1.19%
Energy equipment & services: 0.32%
Baker Hughes Co. Class A	23,305	1,409,720
Oil, gas & consumable fuels: 0.87%
EOG Resources, Inc.	8,548	1,271,002
Valero Energy Corp.	8,068	2,524,477
		3,795,479
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 1

Consolidated portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Financials: 2.53%
Banks: 1.33%
Fifth Third Bancorp	47,272	$2,670,868
First Citizens BancShares, Inc. Class A	701	1,532,842
JPMorgan Chase & Co.	4,599	1,617,882
		5,821,592
Capital markets: 0.55%
Interactive Brokers Group, Inc. Class A	15,087	1,327,505
Virtu Financial, Inc. Class A	18,010	1,057,727
		2,385,232
Insurance: 0.29%
Arch Capital Group Ltd.†	12,434	1,249,990
Mortgage real estate investment trusts (REITs): 0.36%
Annaly Capital Management, Inc.	69,080	1,569,498
Health care: 2.67%
Biotechnology: 0.45%
Exelixis, Inc.†	17,932	950,934
United Therapeutics Corp.†	1,940	1,004,357
		1,955,291
Health care equipment & supplies: 0.58%
Alcon AG	14,456	996,597
Edwards Lifesciences Corp.†	17,964	1,546,161
		2,542,758
Health care providers & services: 0.63%
Cencora, Inc.	4,635	1,443,061
Labcorp Holdings, Inc.	4,312	1,333,270
		2,776,331
Life sciences tools & services: 0.43%
Charles River Laboratories International, Inc.†	5,208	1,210,912
Waters Corp.†	1,773	668,971
		1,879,883
Pharmaceuticals: 0.58%
Bristol-Myers Squibb Co.	17,676	1,154,420
Eli Lilly & Co.	1,187	1,363,673
		2,518,093
Industrials: 3.01%
Aerospace & defense: 0.68%
Axon Enterprise, Inc.†	708	373,654
Carpenter Technology Corp.	1,273	661,527
See accompanying consolidated notes to portfolio of investments
2 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Aerospace & defense(continued)
L3Harris Technologies, Inc.	2,635	$730,053
StandardAero, Inc.†	40,299	1,181,164
		2,946,398
Commercial services & supplies: 0.34%
Republic Services, Inc. Class A	6,933	1,459,743
Construction & engineering: 0.55%
Comfort Systems USA, Inc.	672	1,162,352
EMCOR Group, Inc.	1,573	1,254,357
		2,416,709
Electrical equipment: 0.22%
Bloom Energy Corp. Class A†	1,400	288,134
Vertiv Holdings Co. Class A	2,847	687,750
		975,884
Ground transportation: 0.22%
Canadian Pacific Kansas City Ltd.	10,800	960,012
Machinery: 0.29%
Gates Industrial Corp. Ltd.†	44,978	1,258,485
Passenger airlines: 0.24%
United Airlines Holdings, Inc.†	8,549	1,037,250
Professional services: 0.27%
Jacobs Solutions, Inc.	4,991	673,436
Leidos Holdings, Inc.	4,449	514,304
		1,187,740
Trading companies & distributors: 0.20%
AerCap Holdings NV	5,873	886,236
Information technology: 7.36%
Communications equipment: 0.40%
Arista Networks, Inc.†	9,685	1,746,690
Electronic equipment, instruments & components: 1.18%
Amphenol Corp. Class A	8,534	1,371,414
CDW Corp.	8,116	1,199,626
Keysight Technologies, Inc.†	4,712	1,503,505
TD SYNNEX Corp.	4,112	1,051,438
		5,125,983
IT services: 0.80%
MongoDB, Inc. Class A†	2,301	776,542
Okta, Inc.†	12,332	1,750,281
Twilio, Inc. Class A†	4,884	963,857
		3,490,680
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 3

Consolidated portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 3.26%
Broadcom, Inc.	9,035	$3,517,145
KLA Corp.	9,040	1,652,693
Lam Research Corp.	3,641	1,066,886
Monolithic Power Systems, Inc.	405	577,542
NVIDIA Corp.	17,398	3,492,648
ON Semiconductor Corp.†	9,293	758,402
Onto Innovation, Inc.†	2,482	641,796
Qnity Electronics, Inc.	8,197	1,075,282
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,437	985,157
Tower Semiconductor Ltd.†	2,180	478,881
		14,246,432
Software: 0.75%
Microsoft Corp.	7,081	3,290,682
Technology hardware, storage & peripherals: 0.97%
Apple, Inc.	10,599	3,274,137
Sandisk Corp.†	388	471,354
Seagate Technology Holdings PLC	557	476,864
		4,222,355
Materials: 3.85%
Chemicals: 0.59%
CF Industries Holdings, Inc.	6,168	772,172
RPM International, Inc.	17,042	1,824,687
		2,596,859
Construction materials: 0.25%
Vulcan Materials Co.	4,044	1,086,097
Metals & mining: 3.01%
Agnico Eagle Mines Ltd.	2,401	348,576
Agnico Eagle Mines Ltd.-U.S. Exchange Traded Shares	4,600	668,242
Alamos Gold, Inc. Class A	18,500	514,149
AngloGold Ashanti PLC	7,000	555,240
Artemis Gold, Inc.†	16,500	395,948
Barrick Mining Corp.	17,286	634,915
Coeur Mining, Inc.	11,003	164,055
Coeur Mining, Inc.-Toronto Stock Exchange	11,405	169,792
Discovery Mining Ltd.†	28,500	177,890
DPM Metals, Inc.	15,600	548,395
Eldorado Gold Corp.	5,300	159,962
Endeavour Mining PLC	13,080	618,987
Equinox Gold Corp.	9,050	81,084
Evolution Mining Ltd.	8,000	63,435
Franco-Nevada Corp.	1,700	361,671
Freeport-McMoRan, Inc.	10,695	669,828
G Mining Ventures Corp.†	20,500	624,864
Gold Fields Ltd. ADR	13,850	449,017
Hemlo Mining Corp.†	45,000	163,070
See accompanying consolidated notes to portfolio of investments
4 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Metals & mining(continued)
IAMGOLD Corp.†	43,500	$615,644
Kinross Gold Corp.	34,000	783,878
Lundin Gold, Inc.	8,000	447,922
LunR Royalties Corp.†	1,670	22,098
Montage Gold Corp.†	32,000	362,036
Newmont Corp.	11,425	1,070,637
OceanaGold Corp.	16,266	392,190
OR Royalties, Inc.	3,700	109,956
Orla Mining Ltd.	14,700	131,496
Pan American Silver Corp.	1,765	75,996
Pan American Silver Corp.-U.S. Exchange Traded Shares	6,100	262,971
Royal Gold, Inc.	1,200	238,020
Skeena Resources Ltd.†	10,100	267,945
Snowline Gold Corp.†	11,500	110,336
Torex Gold Resources, Inc.	9,500	365,606
Wheaton Precious Metals Corp.	4,600	500,345
		13,126,196
Real estate: 4.63%
Health care REITs: 0.62%
Omega Healthcare Investors, Inc.	9,137	462,606
Welltower, Inc.	9,667	2,266,332
		2,728,938
Industrial REITs: 0.79%
First Industrial Realty Trust, Inc.	9,176	604,148
Prologis, Inc.	12,988	1,878,195
Rexford Industrial Realty, Inc.	8,369	316,097
Terreno Realty Corp.	8,846	633,816
		3,432,256
Real estate management & development: 0.18%
CBRE Group, Inc. Class A†	5,361	787,048
Residential REITs: 0.79%
American Homes 4 Rent Class A	14,287	477,471
Camden Property Trust	4,516	500,418
Equity LifeStyle Properties, Inc.	8,655	563,181
Independence Realty Trust, Inc.	22,301	370,866
Invitation Homes, Inc.	15,740	467,793
Mid-America Apartment Communities, Inc.	4,269	564,959
Sun Communities, Inc.	3,950	487,746
		3,432,434
Retail REITs: 0.34%
Federal Realty Investment Trust	3,130	388,401
Simon Property Group, Inc.	4,840	1,110,151
		1,498,552
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 5

Consolidated portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Specialized REITs: 1.91%
American Tower Corp.	7,697	$1,334,352
Crown Castle, Inc.	3,061	233,554
CubeSmart	8,457	350,627
Equinix, Inc.	1,930	1,967,210
Extra Space Storage, Inc.	5,365	794,235
Four Corners Property Trust, Inc.	10,275	263,040
Gaming & Leisure Properties, Inc.	6,242	279,579
Iron Mountain, Inc.	7,042	861,378
SBA Communications Corp. Class A	3,404	616,056
VICI Properties, Inc. Class A	20,631	543,627
Weyerhaeuser Co.	43,031	1,077,066
		8,320,724
Utilities: 0.81%
Electric utilities: 0.57%
American Electric Power Co., Inc.	11,436	1,462,093
FirstEnergy Corp.	21,537	1,040,452
		2,502,545
Water utilities: 0.24%
American Water Works Co., Inc.	7,653	1,026,803
Total common stocks (Cost $100,066,132)		130,626,016

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 6.66%
Basic materials: 0.25%
Chemicals: 0.17%
Celanese U.S. Holdings LLC	6.50%	4-15-2030	$115,000	116,414
Celanese U.S. Holdings LLC	7.35	11-15-2028	60,000	62,248
Chemours Co.144A	5.75	11-15-2028	199,000	198,012
SCIH Salt Holdings, Inc.144A	4.88	5-1-2028	310,000	309,985
SCIH Salt Holdings, Inc.144A%%	6.63	8-15-2031	60,000	59,989
				746,648
Iron/steel: 0.08%
Cleveland-Cliffs, Inc.144A	6.88	11-1-2029	355,000	358,786
Communications: 0.75%
Advertising: 0.04%
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	155,000	159,883
Internet: 0.18%
Arches Buyer, Inc.144A	4.25	6-1-2028	180,000	174,369
Gen Digital, Inc.144A	6.75	9-30-2027	295,000	295,454
Wayfair LLC144A	7.25	10-31-2029	300,000	308,936
				778,759
See accompanying consolidated notes to portfolio of investments
6 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media: 0.43%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00%	2-1-2028	$235,000	$232,002
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	174,000	173,639
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.38	6-1-2029	220,000	213,656
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	38,000	37,910
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	10.00	2-15-2031	215,000	224,661
Discovery Global Holdings, Inc.	4.05	3-15-2029	515,000	505,838
Sirius XM Radio LLC144A	5.00	8-1-2027	481,000	480,304
				1,868,010
Telecommunications: 0.10%
APLD ComputeCo LLC144A	9.25	12-15-2030	80,000	85,020
Viasat, Inc.144A	5.63	4-15-2027	190,000	189,585
WULF Compute LLC144A	7.75	10-15-2030	160,000	166,235
				440,840
Consumer, cyclical: 1.70%
Airlines: 0.07%
American Airlines, Inc.144A	7.25	2-15-2028	310,000	312,590
Apparel: 0.04%
Crocs, Inc.144A	4.25	3-15-2029	180,000	173,136
Auto manufacturers: 0.16%
Ford Motor Credit Co. LLC	4.13	8-17-2027	300,000	297,662
Nissan Motor Acceptance Co. LLC144A	5.63	9-29-2028	150,000	149,108
Nissan Motor Acceptance Co. LLC144A	6.95	9-15-2026	165,000	165,237
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	75,000	76,530
				688,537
Auto parts & equipment: 0.18%
Adient Global Holdings Ltd.144A	8.25	4-15-2031	125,000	129,972
American Axle & Manufacturing, Inc.	5.00	10-1-2029	355,000	343,003
Goodyear Tire & Rubber Co.	4.88	3-15-2027	305,000	304,535
ZF North America Capital, Inc.144A	6.88	4-14-2028	20,000	20,360
				797,870
Distribution/wholesale: 0.02%
RB Global Holdings, Inc.144A	7.75	3-15-2031	110,000	113,515
Entertainment: 0.32%
Churchill Downs, Inc.144A	5.50	4-1-2027	430,000	430,234
Cinemark USA, Inc.144A	5.25	7-15-2028	375,000	372,344
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	290,000	290,137
SeaWorld Parks & Entertainment, Inc.144A	5.25	8-15-2029	240,000	233,805
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.25	7-15-2029	65,000	62,247
				1,388,767
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 7

Consolidated portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Home builders: 0.11%
K Hovnanian Enterprises, Inc.144A	8.00%	4-1-2031	$55,000	$56,063
Taylor Morrison Communities, Inc.144A	5.75	1-15-2028	290,000	292,561
Tri Pointe Homes, Inc.	5.70	6-15-2028	130,000	130,048
				478,672
Housewares: 0.06%
Central Garden & Pet Co.	5.13	2-1-2028	40,000	39,960
Newell Brands, Inc.144A	8.50	6-1-2028	205,000	213,966
				253,926
Leisure time: 0.13%
Carnival Corp. Ltd.144A	5.13	5-1-2029	155,000	153,800
NCL Corp. Ltd.144A	5.88	1-15-2031	330,000	315,388
VOC Escrow Ltd.144A	5.00	2-15-2028	120,000	119,627
				588,815
Lodging: 0.01%
Hilton Domestic Operating Co., Inc.144A	5.50	9-15-2031	35,000	34,678
Retail: 0.60%
Advance Auto Parts, Inc.	1.75	10-1-2027	115,000	110,417
Advance Auto Parts, Inc.144A	7.00	8-1-2030	360,000	368,869
Bath & Body Works, Inc.144A	6.63	10-1-2030	235,000	238,799
Carvana Co.144A	9.00	6-1-2030	140,000	144,302
Carvana Co.144A	9.00	6-1-2031	295,000	324,476
FirstCash, Inc.144A	4.63	9-1-2028	260,000	255,195
Gap, Inc.144A	3.63	10-1-2029	180,000	169,333
Group 1 Automotive, Inc.144A	6.38	1-15-2030	170,000	170,783
Kohl’s Corp.144A	10.00	6-1-2030	175,000	189,019
Lithia Motors, Inc.144A	4.63	12-15-2027	85,000	84,591
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	185,000	183,667
Nordstrom, Inc.	4.00	3-15-2027	55,000	54,165
Nordstrom, Inc.	4.38	4-1-2030	55,000	52,565
QXO Building Products, Inc.144A	6.50	7-15-2031	65,000	65,263
Victoria’s Secret & Co.144A	4.63	7-15-2029	200,000	194,241
				2,605,685
Consumer, non-cyclical: 0.82%
Commercial services: 0.32%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.88	6-15-2030	85,000	86,854
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl144A	4.63	6-1-2028	125,000	123,290
CoreCivic, Inc.	8.25	4-15-2029	325,000	337,410
GEO Group, Inc.	8.63	4-15-2029	455,000	474,334
GEO Group, Inc.	10.25	4-15-2031	95,000	102,448
Herc Holdings, Inc.144A	7.00	6-15-2030	265,000	273,286
				1,397,622
See accompanying consolidated notes to portfolio of investments
8 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Cosmetics/Personal Care: 0.05%
Edgewell Personal Care Co.144A	5.50%	6-1-2028	$240,000	$239,317
Food: 0.12%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	3.50	3-15-2029	250,000	235,286
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	6.50	2-15-2028	100,000	100,623
Post Holdings, Inc.144A	4.63	4-15-2030	90,000	86,693
Post Holdings, Inc.144A	6.25	2-15-2032	85,000	85,343
				507,945
Healthcare-services: 0.17%
IQVIA, Inc.144A	5.00	10-15-2026	125,000	124,935
Molina Healthcare, Inc.144A	4.38	6-15-2028	230,000	225,110
Star Parent, Inc.144A	9.00	10-1-2030	220,000	231,025
Tenet Healthcare Corp.	4.63	6-15-2028	70,000	69,302
Tenet Healthcare Corp.	6.13	10-1-2028	101,000	101,064
				751,436
Pharmaceuticals: 0.16%
AdaptHealth LLC144A	4.63	8-1-2029	260,000	250,671
AdaptHealth LLC144A	5.13	3-1-2030	85,000	81,963
AdaptHealth LLC144A	6.13	8-1-2028	130,000	130,000
Organon & Co./Organon Foreign Debt Co-Issuer BV144A	4.13	4-30-2028	220,000	216,505
				679,139
Energy: 0.74%
Energy-alternate sources: 0.07%
TerraForm Power Operating LLC144A	5.00	1-31-2028	285,000	281,974
Oil & gas: 0.19%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	235,000	243,813
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	255,000	255,755
Nabors Industries, Inc.144A	9.13	1-31-2030	127,000	132,777
SM Energy Co.144A	8.63	11-1-2030	205,000	215,196
				847,541
Oil & gas services: 0.01%
USA Compression Partners LP/USA Compression Finance Corp.144A	7.13	3-15-2029	25,000	25,538
Pipelines: 0.47%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	1-15-2028	135,000	134,896
Buckeye Partners LP144A	6.88	7-1-2029	185,000	189,205
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	8-17-2026	20,000	19,995
Excelerate Energy LP144A	8.00	5-15-2030	255,000	267,159
Hess Midstream Operations LP144A	5.88	3-1-2028	180,000	180,914
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 9

Consolidated portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Kinetik Holdings LP144A	6.63%	12-15-2028	$400,000	$406,622
Prairie Acquiror LP144A	9.00	8-1-2029	70,000	72,206
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	5.50	1-15-2028	220,000	219,740
Venture Global LNG, Inc.144A	7.00	1-15-2030	365,000	370,806
Venture Global LNG, Inc.144A	9.50	2-1-2029	180,000	192,676
				2,054,219
Financial: 1.53%
Banks: 0.22%
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	305,000	303,145
Bank of New York Mellon Corp. Series I (5 Year Treasury Constant Maturity+2.63%)ʊ±	3.75	12-20-2026	75,000	74,488
Citigroup, Inc. Series T (U.S. SOFR 3 Month+4.78%)ʊ±	6.25	8-15-2026	255,000	254,525
Citigroup, Inc. Series Z (5 Year Treasury Constant Maturity+3.21%)ʊ±	7.38	5-15-2028	65,000	66,512
Huntington Bancshares, Inc. Series G (7 Year Treasury Constant Maturity+4.05%)ʊ±	4.45	10-15-2027	255,000	251,002
				949,672
Diversified financial services: 0.78%
Azorra Finance Ltd.144A	7.75	4-15-2030	325,000	336,376
Capital One Financial Corp. Series O (U.S. SOFR 3 Month+3.34%)ʊ±	5.50	10-30-2027	180,000	179,034
Encore Capital Group, Inc.144A	8.50	5-15-2030	210,000	222,340
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	275,000	279,379
Jefferson Capital Holdings LLC144A	6.00	8-15-2026	230,000	229,529
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	140,000	146,187
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	55,000	57,340
Navient Corp.	4.88	3-15-2028	160,000	156,389
Navient Corp.	5.00	3-15-2027	145,000	144,353
OneMain Finance Corp.	5.38	11-15-2029	420,000	410,458
PRA Group, Inc.144A	8.38	2-1-2028	250,000	253,202
Rocket Cos., Inc.144A	6.13	8-1-2030	275,000	277,229
Rocket Cos., Inc.144A	6.50	8-1-2029	90,000	91,182
SLM Corp.	6.50	1-31-2030	100,000	101,147
United Wholesale Mortgage LLC144A	5.50	4-15-2029	75,000	70,045
United Wholesale Mortgage LLC144A	5.75	6-15-2027	445,000	441,375
				3,395,565
Insurance: 0.15%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	6.75	4-15-2028	290,000	291,308
AmWINS Group, Inc.144A	6.38	2-15-2029	200,000	200,809
HUB International Ltd.144A	7.25	6-15-2030	180,000	185,340
				677,457
REITs: 0.38%
Blackstone Mortgage Trust, Inc.144A	3.75	1-15-2027	130,000	128,588
Brandywine Operating Partnership LP	3.95	11-15-2027	135,000	131,814
See accompanying consolidated notes to portfolio of investments
10 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Brandywine Operating Partnership LP	8.88%	4-12-2029	$70,000	$73,366
Iron Mountain, Inc.144A	5.25	3-15-2028	360,000	358,699
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.25	2-1-2027	65,000	64,663
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.75	6-15-2029	220,000	214,253
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	5.88	10-1-2028	255,000	254,656
Starwood Property Trust, Inc.144A	5.25	10-15-2028	65,000	64,421
Starwood Property Trust, Inc.144A	5.88	8-15-2029	275,000	275,461
XHR LP144A	6.63	5-15-2030	95,000	97,027
				1,662,948
Industrial: 0.36%
Aerospace/defense: 0.08%
TransDigm, Inc.144A	6.38	3-1-2029	350,000	354,211
Electrical components & equipment: 0.09%
Energizer Holdings, Inc.144A	4.75	6-15-2028	165,000	163,303
WESCO Distribution, Inc.144A	6.38	3-15-2029	240,000	243,386
				406,689
Machinery-diversified: 0.05%
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	200,000	199,975
Packaging & containers: 0.04%
Clydesdale Acquisition Holdings, Inc.144A	6.63	4-15-2029	190,000	188,854
Trucking & leasing: 0.10%
FTAI Aviation Investors LLC144A	5.50	5-1-2028	430,000	428,571
Technology: 0.27%
Computers: 0.02%
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	105,000	109,002
Software: 0.25%
Cloud Software Group LLC144A	6.50	3-31-2029	425,000	415,295
Fair Isaac Corp.144A	4.00	6-15-2028	110,000	106,302
Rocket Software, Inc.144A	9.00	11-28-2028	140,000	138,570
SS&C Technologies, Inc.144A	5.50	9-30-2027	410,000	409,436
				1,069,603
Utilities: 0.24%
Electric: 0.24%
NRG Energy, Inc.144A	5.75	7-15-2029	35,000	34,980
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	305,000	297,837
PG&E Corp.	5.00	7-1-2028	175,000	173,348
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	70,000	70,374
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	30,000	31,786
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 11

Consolidated portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Vistra Operations Co. LLC144A	5.00%	7-31-2027	$150,000	$149,950
XPLR Infrastructure Operating Partners LP144A	4.50	9-15-2027	285,000	281,722
				1,039,997
Total corporate bonds and notes (Cost $28,978,435)				29,056,392

	Shares
Investment companies: 1.64%
Exchange-traded funds: 1.64%
iShares MSCI South Korea ETF	45,634	7,169,101
Total investment companies (Cost $9,004,573)		7,169,101

			Principal
Loans: 0.16%
Basic materials: 0.02%
Chemicals: 0.02%
Chemours Co. (U.S. SOFR 1 Month+3.50%)±	7.23	10-15-2032	$74,812	74,508
Communications: 0.06%
Media: 0.06%
Discovery Global Holdings, Inc. (U.S. SOFR 1 Month+2.50%)±	6.23	6-3-2033	264,808	264,975
Consumer, cyclical: 0.02%
Airlines: 0.02%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.48	4-1-2031	68,602	68,645
Consumer, non-cyclical: 0.02%
Healthcare-products: 0.00%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+3.75%)±	7.48	1-15-2031	9,925	9,950
Healthcare-services: 0.02%
Star Parent, Inc. (U.S. SOFR 3 Month+3.50%)±	7.23	9-27-2030	84,783	85,058
Financial: 0.03%
Diversified financial services: 0.03%
Jane Street Group LLC (U.S. SOFR 3 Month+2.00%)±	5.67	12-15-2031	104,447	103,987
Insurance: 0.00%
Asurion LLC (U.S. SOFR 3 Month+4.25%)±	8.17	8-19-2028	13,579	13,585
Industrial: 0.01%
Packaging & containers: 0.01%
Clydesdale Acquisition Holdings, Inc. (U.S. SOFR 1 Month+3.18%)±	6.91	4-13-2029	65,000	63,407
Total loans (Cost $683,565)				684,115
U.S. Treasury securities: 18.70%
TIPS	0.13	1-15-2030	5,470,080	5,108,267
TIPS	0.13	7-15-2030	4,940,195	4,585,893
TIPS	0.13	1-15-2031	4,325,059	3,964,674
See accompanying consolidated notes to portfolio of investments
12 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
TIPS	0.13%	7-15-2031	$1,837,823	$1,672,718
TIPS	0.13	1-15-2032	3,154,994	2,829,421
TIPS	0.13	2-15-2051	1,943,445	963,260
TIPS	0.25	7-15-2029	1,211,731	1,150,407
TIPS	0.25	2-15-2050	208,536	110,507
TIPS	0.38	7-15-2027	3,417,726	3,351,992
TIPS	0.50	1-15-2028	4,856,494	4,720,387
TIPS	0.63	2-15-2043	495,536	345,995
TIPS	0.75	2-15-2042	148,294	108,806
TIPS	0.88	1-15-2029	3,178,309	3,077,627
TIPS	1.00	2-15-2048	1,555,872	1,051,155
TIPS	1.00	2-15-2049	1,617,930	1,077,127
TIPS	1.38	7-15-2033	5,003,511	4,738,029
TIPS	1.38	2-15-2044	1,552,792	1,213,809
TIPS	1.50	2-15-2053	1,347,088	966,208
TIPS	1.63	10-15-2027	4,654,765	4,613,990
TIPS	1.75	1-15-2034	1,951,261	1,880,376
TIPS	1.88	7-15-2034	3,769,652	3,658,899
TIPS	2.13	1-15-2035	6,158,324	6,047,694
TIPS	2.13	2-15-2040	1,488,307	1,393,379
TIPS	2.13	2-15-2041	2,058,025	1,901,385
TIPS	2.13	2-15-2054	1,037,239	857,817
TIPS	2.50	1-15-2029	874,003	879,569
TIPS	3.88	4-15-2029	122,299	127,445
U.S. Treasury Inflation-Indexed Bonds	1.00	2-15-2046	1,824,305	1,275,607
U.S. Treasury Inflation-Indexed Bonds	2.38	2-15-2055	1,003,505	875,273
U.S. Treasury Inflation-Indexed Bonds	2.38	2-15-2056	697,903	609,234
U.S. Treasury Inflation-Indexed Bonds	3.38	4-15-2032	1,396,972	1,485,903
U.S. Treasury Inflation-Indexed Notes	1.25	4-15-2031	4,636,145	4,450,951
U.S. Treasury Inflation-Indexed Notes	1.88	1-15-2036	2,392,477	2,279,278
U.S. Treasury Inflation-Indexed Notes	2.13	4-15-2029	8,260,467	8,233,132
Total U.S. Treasury securities (Cost $87,671,201)				81,606,214
Yankee corporate bonds and notes: 0.65%
Basic materials: 0.04%
Mining: 0.04%
Alumina Pty. Ltd.144A	6.13	3-15-2030	170,000	171,414
Communications: 0.07%
Internet: 0.07%
Rakuten Group, Inc.144A	11.25	2-15-2027	295,000	303,302
Consumer, cyclical: 0.23%
Airlines: 0.07%
Latam Airlines Group SA144A	7.63	1-7-2031	180,000	183,825
Latam Airlines Group SA144A	7.88	4-15-2030	145,000	149,517
				333,342
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 13

Consolidated portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers: 0.02%
Nissan Motor Co. Ltd.144A	4.35%	9-17-2027	$75,000	$73,748
Auto parts & equipment: 0.04%
Forvia SE144A	8.00	6-15-2030	155,000	162,901
Leisure time: 0.10%
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	455,000	455,814
Consumer, non-cyclical: 0.11%
Cosmetics/Personal Care: 0.05%
Perrigo Finance Unlimited Co.	5.15	6-15-2030	210,000	198,556
Healthcare-products: 0.06%
Bausch & Lomb Corp.144A	8.38	10-1-2028	275,000	281,875
Energy: 0.03%
Oil & gas: 0.01%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	36,686	38,410
Pipelines: 0.02%
Enbridge, Inc. (5 Year Treasury Constant Maturity+3.71%)±	7.38	1-15-2083	100,000	102,030
Financial: 0.11%
Banks: 0.03%
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	120,000	119,418
Diversified financial services: 0.08%
GGAM Finance Ltd.144A	6.88	4-15-2029	110,000	111,788
goeasy Ltd.144A	9.25	12-1-2028	90,000	88,938
Macquarie AirFinance Holdings Ltd.144A	6.40	3-26-2029	140,000	143,707
				344,433
Industrial: 0.05%
Packaging & containers: 0.05%
Trivium Packaging Finance BV144A	8.25	7-15-2030	220,000	232,559
Utilities: 0.01%
Electric: 0.01%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	40,000	39,628
Total yankee corporate bonds and notes (Cost $2,846,966)				2,857,430
See accompanying consolidated notes to portfolio of investments
14 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 34.05%
Investment companies: 34.05%
Allspring Government Money Market Fund Select Class♠∞*##		3.59%	148,586,414	$148,586,414
Total short-term investments (Cost $148,586,414)				148,586,414
Total investments in securities (Cost $377,837,286)	91.79%			400,585,682
Other assets and liabilities, net	8.21			35,813,517
Total net assets	100.00%			$436,399,199

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Real Return Special Investments (Cayman) Ltd., the consolidated entity.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$143,823,899	$155,238,939	$(150,476,424)	$0	$0	$148,586,414	148,586,414	$1,444,329
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
MXN	31,943,000	USD	1,824,011	Morgan Stanley, Inc.	9-15-2026	$13,829	$0
USD	204,018	MXN	3,594,000	Morgan Stanley, Inc.	9-15-2026	0	(2,763)
AUD	1,736,000	USD	1,211,830	Morgan Stanley, Inc.	9-16-2026	8,787	0
AUD	344,000	USD	237,313	Morgan Stanley, Inc.	9-16-2026	4,561	0
BRL	8,160,000	USD	1,551,567	Morgan Stanley, Inc.	9-16-2026	41,472	0
BRL	834,000	USD	158,056	Morgan Stanley, Inc.	9-16-2026	4,762	0
USD	4,203,130	CAD	5,862,000	Morgan Stanley, Inc.	9-16-2026	13,717	0
USD	49,377	CAD	70,000	Morgan Stanley, Inc.	9-16-2026	0	(651)
USD	2,962,924	CHF	2,347,000	Morgan Stanley, Inc.	9-16-2026	46,232	0
USD	72,092	CHF	58,000	Morgan Stanley, Inc.	9-16-2026	13	0
CLP	1,001,860,000	USD	1,102,945	Morgan Stanley, Inc.	9-16-2026	0	(25,042)
CLP	110,331,000	USD	118,977	Morgan Stanley, Inc.	9-16-2026	0	(272)
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 15

Consolidated portfolio of investments—July 31, 2026 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
CZK	7,802,000	USD	371,725	Morgan Stanley, Inc.	9-16-2026	$0	$(111)
USD	2,191,847	CZK	46,718,000	Morgan Stanley, Inc.	9-16-2026	0	(33,358)
USD	3,055,447	EUR	2,642,000	Morgan Stanley, Inc.	9-16-2026	3,641	0
EUR	28,000	USD	31,948	Morgan Stanley, Inc.	9-16-2026	395	0
GBP	180,000	USD	240,063	Morgan Stanley, Inc.	9-16-2026	2,527	0
USD	3,143,498	GBP	2,375,000	Morgan Stanley, Inc.	9-16-2026	0	(57,337)
HUF	6,987,000	USD	22,571	Morgan Stanley, Inc.	9-16-2026	0	(530)
HUF	41,569,000	USD	133,043	Morgan Stanley, Inc.	9-16-2026	0	(1,909)
USD	993,785	IDR	17,970,113,000	Morgan Stanley, Inc.	9-16-2026	0	(671)
USD	1,933,591	IDR	34,993,942,000	Morgan Stanley, Inc.	9-16-2026	0	(2,954)
USD	5,378,496	INR	519,751,000	Morgan Stanley, Inc.	9-16-2026	0	(48,890)
INR	6,109,000	USD	63,930	Morgan Stanley, Inc.	9-16-2026	0	(138)
USD	2,880,119	JPY	458,815,000	Morgan Stanley, Inc.	9-16-2026	0	(13,322)
USD	88,468	JPY	14,308,000	Morgan Stanley, Inc.	9-16-2026	0	(1,763)
USD	593,067	KRW	905,742,000	Morgan Stanley, Inc.	9-16-2026	0	(42,580)
KRW	100,083,000	USD	64,487	Morgan Stanley, Inc.	9-16-2026	5,751	0
NOK	6,395,000	USD	670,457	Morgan Stanley, Inc.	9-16-2026	3,876	0
NOK	4,337,000	USD	436,387	Morgan Stanley, Inc.	9-16-2026	20,936	0
NZD	584,000	USD	338,537	Morgan Stanley, Inc.	9-16-2026	5,913	0
USD	2,147,239	NZD	3,779,000	Morgan Stanley, Inc.	9-16-2026	0	(81,663)
PLN	6,284,000	USD	1,700,701	Morgan Stanley, Inc.	9-16-2026	0	(18,634)
USD	2,655,041	PLN	10,027,000	Morgan Stanley, Inc.	9-16-2026	0	(28,931)
SEK	4,417,000	USD	465,128	Morgan Stanley, Inc.	9-16-2026	0	(211)
USD	1,915,304	SEK	18,607,000	Morgan Stanley, Inc.	9-16-2026	0	(43,199)
ZAR	28,575,000	USD	1,720,247	Morgan Stanley, Inc.	9-16-2026	3,549	0
USD	408,503	ZAR	6,731,000	Morgan Stanley, Inc.	9-16-2026	2,453	0
						$182,414	$(404,929)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	10	8-21-2026	$970,217	$982,599	$12,382	$0
NY Harbor ULSD Futures**	36	8-31-2026	4,865,460	6,192,396	1,326,936	0
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	35	8-31-2026	4,120,982	4,577,874	456,892	0
10-Year Euro BUND Index	379	9-8-2026	55,067,676	54,350,765	0	(716,911)
2-Year Euro SCHATZ	738	9-8-2026	89,958,144	89,744,796	0	(213,348)
Gas Oil Futures**	31	9-10-2026	2,796,210	3,814,550	1,018,340	0
Nikkei 225 Index	66	9-10-2026	27,190,458	26,432,356	0	(758,102)
TOPIX Index	3	9-10-2026	747,889	751,673	3,784	0
Hard Red Winter Wheat Futures**	129	9-14-2026	4,130,173	4,563,375	433,202	0
LME Copper Futures**	12	9-14-2026	4,023,648	4,149,339	125,691	0
LME Lead Futures**	11	9-14-2026	530,567	511,393	0	(19,174)
LME Nickel Futures**	14	9-14-2026	1,368,634	1,442,398	73,764	0
LME Primary Aluminum Futures**	51	9-14-2026	4,113,003	4,065,223	0	(47,780)
LME Zinc Futures**	25	9-14-2026	2,227,995	2,290,731	62,736	0
U.S. Dollar Index	220	9-14-2026	22,306,734	21,953,580	0	(353,154)
Wheat Futures**	47	9-14-2026	1,419,470	1,502,238	82,768	0
10-Year Australian Bond	715	9-15-2026	54,750,098	54,397,085	0	(353,013)
3-Year Australian Bond	2,589	9-15-2026	190,165,620	189,816,017	0	(349,603)
See accompanying consolidated notes to portfolio of investments
16 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2026 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
S&P ASX Share Price Index 200	11	9-17-2026	$1,686,083	$1,730,504	$44,421	$0
S&P/TSX 60 Index	7	9-17-2026	2,051,728	2,081,749	30,021	0
10-Year Canadian Bond	737	9-18-2026	62,894,295	62,446,667	0	(447,628)
DAX Index	2	9-18-2026	1,447,814	1,482,374	34,560	0
E-Mini NASDAQ 100 Index	2	9-18-2026	1,227,813	1,136,170	0	(91,643)
E-Mini Russell 2000 Index	6	9-18-2026	893,783	881,400	0	(12,383)
E-Mini S&P 500 Index	4	9-18-2026	1,499,820	1,503,850	4,030	0
Euro STOXX 50 Index	385	9-18-2026	27,821,359	28,293,742	472,383	0
FTSE 100 Index	16	9-18-2026	2,258,325	2,342,930	84,605	0
MSCI Emerging Markets Index	216	9-18-2026	19,627,958	17,736,840	0	(1,891,118)
Long Gilt Futures	220	9-28-2026	26,154,954	25,644,730	0	(510,224)
Lean Hogs Futures**	85	10-14-2026	2,847,952	2,884,900	36,948	0
Brent Crude Oil Futures**	203	10-30-2026	15,351,668	16,692,690	1,341,022	0
Soybean Futures**	130	11-13-2026	7,525,202	7,718,750	193,548	0
Corn Futures**	152	12-14-2026	3,531,121	3,526,400	0	(4,721)
Soybean Meal Futures**	1	12-14-2026	30,753	32,120	1,367	0
Soybean Oil Futures**	21	12-14-2026	822,411	842,940	20,529	0
Cocoa Futures**	27	12-15-2026	1,442,562	1,494,720	52,158	0
C Coffee Futures**	7	12-18-2026	806,276	825,956	19,680	0
Gold 100 Troy Ounces Futures**	3	12-29-2026	1,243,507	1,232,100	0	(11,407)
Brent Crude Oil Futures**	268	10-31-2028	19,600,093	19,113,760	0	(486,333)
Short
Light Sweet Crude Oil Futures**	(3)	8-20-2026	(206,785)	(254,010)	0	(47,225)
Henry Hub Natural Gas Futures**	(13)	8-27-2026	(407,479)	(357,110)	50,369	0
10-Year Euro BUND Index	(46)	9-8-2026	(6,655,560)	(6,596,663)	58,897	0
10-Year Japanese Bond	(13)	9-14-2026	(10,403,813)	(10,382,515)	21,298	0
LME Copper Futures**	(3)	9-14-2026	(981,545)	(1,037,335)	0	(55,790)
LME Lead Futures**	(20)	9-14-2026	(959,333)	(929,805)	29,528	0
LME Primary Aluminum Futures**	(8)	9-14-2026	(624,770)	(637,682)	0	(12,912)
10-Year Australian Bond	(959)	9-15-2026	(73,390,329)	(72,960,565)	429,764	0
S&P ASX Share Price Index 200	(173)	9-17-2026	(26,798,080)	(27,216,111)	0	(418,031)
E-Mini NASDAQ 100 Index	(35)	9-18-2026	(19,605,524)	(19,882,975)	0	(277,451)
10-Year U.S. Treasury Notes	(71)	9-21-2026	(7,751,252)	(7,668,000)	83,252	0
Ultra U.S. Treasury Bond	(141)	9-21-2026	(15,933,040)	(15,465,937)	467,103	0
Long Gilt Futures	(29)	9-28-2026	(3,438,835)	(3,380,442)	58,393	0
Silver Futures**	(1)	9-28-2026	(304,619)	(288,930)	15,689	0
Brent Crude Oil Futures**	(122)	9-30-2026	(10,941,563)	(10,318,760)	622,803	0
Brent Crude Oil Futures**	(265)	10-29-2027	(19,939,294)	(19,572,900)	366,394	0
					$8,135,257	$(7,077,951)

**	Represents an investment held in Real Return Special Investments (Cayman) Ltd., the consolidated entity.
See accompanying consolidated notes to portfolio of investments
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Notes to consolidated portfolio of investments—July 31, 2026 (unaudited)
Notes to consolidated portfolio of investments
Investment in subsidiary
The Portfolio invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Real Return Special Investments (Cayman) Ltd (the “Subsidiary”), a wholly owned subsidiary incorporated on June 27, 2023 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of July 31, 2026, the Subsidiary had $60,144,513 of investments in affiliates and cash at broker segregated for futures contacts representing 99.57% of its net assets. As of July 31, 2026, the Portfolio held $60,406,453 in the Subsidiary, representing 16.06% of the Portfolio net assets prior to consolidation. The consolidated net assets of the Portfolio includes the Subsidiary. The Consolidated portfolio of investments includes positions of the Portfolio and the Subsidiary.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2026, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on
18 | Allspring Real Return Portfolio

Notes to consolidated portfolio of investments—July 31, 2026 (unaudited)
a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices and foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
Allspring Real Return Portfolio | 19

Notes to consolidated portfolio of investments—July 31, 2026 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$6,548,911	$0	$0	$6,548,911
Consumer discretionary	6,453,276	0	0	6,453,276
Consumer staples	3,930,231	0	0	3,930,231
Energy	5,205,199	0	0	5,205,199
Financials	11,026,312	0	0	11,026,312
Health care	11,672,356	0	0	11,672,356
Industrials	13,128,457	0	0	13,128,457
Information technology	32,122,822	0	0	32,122,822
Materials	16,745,717	63,435	0	16,809,152
Real estate	20,199,952	0	0	20,199,952
Utilities	3,529,348	0	0	3,529,348
Corporate bonds and notes	0	29,056,392	0	29,056,392
Investment companies	7,169,101	0	0	7,169,101
Loans	0	684,115	0	684,115
U.S. Treasury securities	81,606,214	0	0	81,606,214
Yankee corporate bonds and notes	0	2,857,430	0	2,857,430
Short-term investments
Investment companies	148,586,414	0	0	148,586,414
	367,924,310	32,661,372	0	400,585,682
Forward foreign currency contracts	0	182,414	0	182,414
Futures contracts	8,135,257	0	0	8,135,257
Total assets	$376,059,567	$32,843,786	$0	$408,903,353
Liabilities
Forward foreign currency contracts	$0	$404,929	$0	$404,929
Futures contracts	7,077,951	0	0	7,077,951
Total liabilities	$7,077,951	$404,929	$0	$7,482,880
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated portfolio of investments.
As of July 31, 2026, $34,034,800 was segregated as cash collateral for these open futures contracts.
At July 31, 2026, the Portfolio did not have any transfers into/out of Level 3.
20 | Allspring Real Return Portfolio